Offsetting Assets and Liabilities	6 Months Ended
Sep. 30, 2022
Text Block [Abstract]
Offsetting Assets and Liabilities
21.	Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2022 and September 30, 2022 are as follows.
March 31, 2022

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥51,366	¥(20,333)	¥31,033	¥0	¥(1,060)	¥29,973

Total assets	¥51,366	¥(20,333)	¥31,033	¥0	¥(1,060)	¥29,973

Derivative liabilities	¥105,705	¥(20,333)	¥85,372	¥(15,409)	¥0	¥69,963

Total liabilities	¥105,705	¥(20,333)	¥85,372	¥(15,409)	¥0	¥69,963

September 30, 2022

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥124,540	¥(35,089)	¥89,451	¥0	¥(5,257)	¥84,194

Total assets	¥124,540	¥(35,089)	¥89,451	¥0	¥(5,257)	¥84,194

Derivative liabilities	¥120,079	¥(35,089)	¥84,990	¥(13,171)	¥0	¥71,819

Total liabilities	¥120,079	¥(35,089)	¥84,990	¥(13,171)	¥0	¥71,819

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.